UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Symmetry Peak Management LLC

Address:   555 East Lancaster Avenue
           Suite 660
           Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  484-588-4116


Signature, Place and Date of Signing:

/s/ Gregory A. Boye             Radnor, Pennsylvania       August 13, 2012
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  $126,117
                                        (thousands)


List of Other Included Managers: NONE

                                                      FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION  MGRS     SOLE    SHARED  NONE
--------------                 ---------------  ------      --------  --------  --- ----   ----------- -----    -----   ------- ----
AMARIN CORP PLC                SPONS ADR NEW    023111206      723       50,000     CALL   SOLE        NONE        50,000
AMAZON COM INC                 COM              023135106    3,425       15,000 SH         SOLE        NONE        15,000
AMAZON COM INC                 COM              023135106    6,851       30,000     CALL   SOLE        NONE        30,000
ANCESTRY COM INC               COM              032803108      551       20,000 SH         SOLE        NONE        20,000
ANCESTRY COM INC               COM              032803108      551       20,000     CALL   SOLE        NONE        20,000
ANNIES INC                     COM              03600T104    1,064       25,410 SH         SOLE        NONE        25,410
APPLE INC                      COM              037833100    8,760       15,000 SH         SOLE        NONE        15,000
ARUBA NETWORKS INC             COM              043176106    1,967      130,700 SH         SOLE        NONE       130,700
ARUBA NETWORKS INC             COM              043176106   15,422    1,024,700     CALL   SOLE        NONE     1,024,700
AUDIENCE INC                   COM              05070J102      494       25,597 SH         SOLE        NONE        25,597
AVG TECHNOLOGIES N V           SHS              N07831105      560       43,012 SH         SOLE        NONE        43,012
BLACK DIAMOND INC              COM              09202G101      473       50,000 SH         SOLE        NONE        50,000
BRIGHTCOVE INC                 COM              10921T101      261       17,054 SH         SOLE        NONE        17,054
CALIX INC                      COM              13100M509    1,222      148,647 SH         SOLE        NONE       148,647
CALIX INC                      COM              13100M509      658       80,000     CALL   SOLE        NONE        80,000
CARBONITE INC                  COM              141337105      178       19,902 SH         SOLE        NONE        19,902
CONCUR TECHNOLOGIES INC        COM              206708109    1,022       15,000 SH         SOLE        NONE        15,000
CREE INC                       COM              225447101      385       15,000 SH         SOLE        NONE        15,000
EBAY INC                       COM              278642103      865       20,600 SH         SOLE        NONE        20,600
ENERNOC INC                    COM              292764107      268       37,020 SH         SOLE        NONE        37,020
FORTINET INC                   COM              34959E109      987       42,500 SH         SOLE        NONE        42,500
FUSION-IO INC                  COM              36112J107      261       12,500 SH         SOLE        NONE        12,500
FUSION-IO INC                  COM              36112J107    1,253       60,000     CALL   SOLE        NONE        60,000
GLU MOBILE INC                 COM              379890106      278       50,000 SH         SOLE        NONE        50,000
GRAND CANYON ED INC            COM              38526M106      576       27,500 SH         SOLE        NONE        27,500
GROUPON INC                    COM CL A         399473107      532       50,000 SH         SOLE        NONE        50,000
HOMEAWAY INC                   COM              43739Q100      571       26,268 SH         SOLE        NONE        26,268
ILLUMINA INC                   COM              452327109      630       15,600 SH         SOLE        NONE        15,600
ILLUMINA INC                   COM              452327109    1,999       49,500     CALL   SOLE        NONE        49,500
INFINERA CORPORATION           COM              45667G103    1,015      148,352 SH         SOLE        NONE       148,352
INFINERA CORPORATION           COM              45667G103    1,026      150,000     CALL   SOLE        NONE       150,000
INFOBLOX INC                   COM              45672H104    1,690       73,694 SH         SOLE        NONE        73,694
INPHI CORP                     COM              45772F107      474       50,000     CALL   SOLE        NONE        50,000
ISHARES TR                     BARCLYS 20+ YR   464287432    3,756       30,000     PUT    SOLE        NONE        30,000
JIVE SOFTWARE INC              COM              47760A108    1,183       56,366 SH         SOLE        NONE        56,366
JPMORGAN CHASE & CO            COM              46625H100    5,360      150,000     PUT    SOLE        NONE       150,000
KU6 MEDIA CO LTD               SPONSORED ADR    48274B103      217      165,705 SH         SOLE        NONE       165,705
LINKEDIN CORP                  COM CL A         53578A108    1,063       10,000 SH         SOLE        NONE        10,000
LOGMEIN INC                    COM              54142L109      546       17,900 SH         SOLE        NONE        17,900
LOGMEIN INC                    COM              54142L109      916       30,000     CALL   SOLE        NONE        30,000
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109      329       20,000 SH         SOLE        NONE        20,000
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    1,990       28,100 SH         SOLE        NONE        28,100
MICHAEL KORS HLDGS LTD         SHS              G60754101      523       12,500 SH         SOLE        NONE        12,500
MICROSTRATEGY INC              CL A NEW         594972408    1,299       10,000 SH         SOLE        NONE        10,000
MICROSTRATEGY INC              CL A NEW         594972408    4,545       35,000     CALL   SOLE        NONE        35,000
MIPS TECHNOLOGIES INC          COM              604567107      310       46,500 SH         SOLE        NONE        46,500
MIPS TECHNOLOGIES INC          COM              604567107    1,334      200,000     CALL   SOLE        NONE       200,000
NETEASE INC                    SPONSORED ADR    64110W102    1,030       17,500 SH         SOLE        NONE        17,500
NETFLIX INC                    COM              64110L106      342        5,000 SH         SOLE        NONE         5,000
NOVADAQ TECHNOLOGIES INC       COM              66987G102       94       13,850 SH         SOLE        NONE        13,850
NUANCE COMMUNICATIONS INC      COM              67020Y100      593       24,900     CALL   SOLE        NONE        24,900
NVIDIA CORP                    COM              67066G104    1,797      130,000 SH         SOLE        NONE       130,000
NVIDIA CORP                    COM              67066G104    1,382      100,000     CALL   SOLE        NONE       100,000
OPENTABLE INC                  COM              68372A104    1,125       25,000 SH         SOLE        NONE        25,000
PANDORA MEDIA INC              COM              698354107    1,904      175,155 SH         SOLE        NONE       175,155
PANDORA MEDIA INC              COM              698354107    2,718      250,000     CALL   SOLE        NONE       250,000
RPX CORP                       COM              74972G103      378       26,376 SH         SOLE        NONE        26,376
SAIC INC                       COM              78390X101      182       15,000 SH         SOLE        NONE        15,000
SALESFORCE COM INC             COM              79466L302    1,383       10,000 SH         SOLE        NONE        10,000
SEMILEDS CORP                  COM              816645105      101       32,783 SH         SOLE        NONE        32,783
SERVICESOURCE INTL LLC         COM              81763U100    1,463      105,598 SH         SOLE        NONE       105,598
SMART BALANCE INC              COM              83169Y108      399       42,500 SH         SOLE        NONE        42,500
SODASTREAM INTERNATIONAL LTD   USD SHS          M9068E105      889       21,702 SH         SOLE        NONE        21,702
SPDR GOLD TRUST                GOLD SHS         78463V107    7,760       50,000     PUT    SOLE        NONE        50,000
STRAYER ED INC                 COM              863236105      600        5,500 SH         SOLE        NONE         5,500
SUPPORT COM INC                COM              86858W101    9,570    3,000,000 SH         SOLE        NONE     3,000,000
TESLA MTRS INC                 COM              88160R101      548       17,500 SH         SOLE        NONE        17,500
TUMI HLDGS INC                 COM              89969Q104      350       20,000 SH         SOLE        NONE        20,000
ULTA SALON COSMETCS & FRAG I   COM              90384S303      233        2,500 SH         SOLE        NONE         2,500
UNDER ARMOUR INC               CL A             904311107    1,181       12,500 SH         SOLE        NONE        12,500
VMWARE INC                     CL A COM         928563402    1,248       13,709 SH         SOLE        NONE        13,709
VMWARE INC                     CL A COM         928563402    1,639       18,000     CALL   SOLE        NONE        18,000
WAL-MART STORES INC            COM              931142103    2,092       30,000     PUT    SOLE        NONE        30,000
WHOLE FOODS MKT INC            COM              966837106      953       10,000 SH         SOLE        NONE        10,000
YANDEX N V                     SHS CLASS A      N97284108      476       25,000 SH         SOLE        NONE        25,000
YELP INC                       CL A             985817105    1,394       61,314 SH         SOLE        NONE        61,314
YOUKU INC                      SPONSORED ADR    98742U100      217       10,000 SH         SOLE        NONE        10,000
ZILLOW INC                     CL A             98954A107      869       22,500 SH         SOLE        NONE        22,500
ZIPCAR INC                     COM              98974X103      293       25,000 SH         SOLE        NONE        25,000
ZYNGA INC                      CL A             98986T108      558      102,500 SH         SOLE        NONE       102,500